Property, plant and equipment, net - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Prototypes, tooling and equipment, minimum timing of internal utilization	1 year
Land	€ 102.4	€ 105.7
Land, Buildings and Constructions
Property, Plant and Equipment [Line Items]
Construction in progress	526.3	286.6
Machinery and equipment
Property, Plant and Equipment [Line Items]
Construction in progress	113.4	85.4
Leasehold improvements
Property, Plant and Equipment [Line Items]
Construction in progress	32.6	4.5
Furniture, fixtures and other
Property, Plant and Equipment [Line Items]
Construction in progress	€ 4.1	€ 7.8